SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
Operating activities:
Net income	$ 46,863	283,695	179,504	118,138	$ 46,229	279,858	174,887	114,832
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	5,033	30,468	20,837	15,483	5,033	30,468	20,837	15,483
Income in investment in subsidiaries					(51,354)	(310,879)	(197,748)	(127,249)
Changes in operating assets and liabilities:
Deferred revenue	19,127	115,787	90,468	92,803	(256)	(1,552)	(1,508)	(1,825)
Other current assets	(4,362)	(26,400)	(29,404)	(15,684)	151	915	(2,412)	12,269
Accrued expenses and other current liabilities	10,332	62,545	36,076	34,246	1,166	7,058	840	(818)
Net cash provided by operating activities	176,779	1,070,169	715,720	458,740	969	5,868	(5,104)	12,692
Investing activities:
Investment in subsidiaries							(35,227)
Receipt of investment in subsidiaries					2,036	12,320
Net cash used in investing activities	(190,338)	(1,152,248)	(1,068,130)	(734,577)	2,036	12,320	(35,227)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	4,645	28,122	18,520	7,285	4,645	28,122	18,520	7,285
Net cash provided by financing activities	5,063	30,646	19,895	13,834	4,645	28,122	18,520	7,285
Effect of exchange rate changes on cash and cash equivalents	(161)	(976)	758	(16,463)	(1,335)	(8,081)	(305)	(14,806)
Net increase in cash and cash equivalents	(8,657)	(52,409)	(331,757)	(278,466)	6,315	38,229	(22,116)	5,171
Cash and cash equivalents at the beginning of the year	74,309	449,844	781,601	1,060,067	3,792	22,953	45,069	39,898
Cash and cash equivalents at the end of the year	65,652	397,435	449,844	781,601	10,107	61,182	22,953	45,069
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	$ 218	1,318	290	499	$ 218	1,318	290	499